Schedule of Loan Type in Terms of Currency (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Within one year	$ 9,816,580	£ 7,766,282	£ 7,589,146
2025/2026	173,800	137,500	150,000
2026/2027			137,500
Carrying value	$ 9,990,380	7,903,782	7,876,646
United States of America, Dollars
Within one year			79,722
2025/2026
2026/2027
Carrying value			79,722
Hong Kong, Dollars
Within one year		6,808,247	6,817,417
2025/2026
2026/2027
Carrying value		6,808,247	6,817,417
United Kingdom, Pounds
Within one year		958,035	771,729
2025/2026		137,500	150,000
2026/2027			137,500
Carrying value		£ 1,095,535	£ 1,059,229